Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (121,492)	$ (68,299)	$ (49,780)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	(21)	82	(37)
Comprehensive loss	$ (121,513)	$ (68,217)	$ (49,817)